Note 15 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Net income	$ 31,277	$ 26,879	$ 23,838
Basic (in shares)	76,832	76,324	75,800
Diluted (in shares)	77,791	77,112	76,515
Earnings per share
Basic (in dollars per share)	$ 0.41	$ 0.35	$ 0.31
Diluted (in dollars per share)	$ 0.40	$ 0.35	$ 0.31
Employee Stock Option [Member]
Dilutive effect of employee stock options (in shares)	205	167	230
Restricted Stock Units (RSUs) [Member]
Dilutive effect of employee stock options (in shares)	754	621	485